LEASES (Schedule of leases) (Details) $ in Thousands	3 Months Ended				10 Months Ended	12 Months Ended
	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease expense		$ 165		$ 316			$ 1,211	$ 937
Short-term lease expense		142		55			324	308
Sublease Income		(84)		0			(71)	0
Total lease expense		223		371			1,464	1,245
Other Information
Operating cash flows from operating leases		345		324			1,403	859
ROU assets obtained in exchange for new operating lease liabilities		$ 1,247		$ 97			$ 245	$ 2,609
Weighted-average remaining lease term in years for operating leases	3 years 8 months 12 days	3 years 8 months 12 days	2 years 10 months 24 days	2 years 10 months 24 days	3 years 6 months	2 years 8 months 12 days	2 years 8 months 12 days	3 years 6 months
Weighted-average discount rate for operating leases	8.90%	8.90%	7.70%	7.70%	7.90%	7.90%	7.90%	7.90%
TruHC Pharma GmbH [Member]
Lessee, Lease, Description [Line Items]
Operating lease expense | €	€ 29,970		€ 31,516		€ 84,783	€ 123,105
Total lease expense | €	29,970		31,516		84,783	123,105
Other Information
Operating cash flows from operating leases | €	26,343		26,343		70,249	105,373
ROU assets obtained in exchange for new operating lease liabilities | €	€ 0		€ 0		€ 604,294	€ 0
Weighted-average remaining lease term in years for operating leases	6 years 29 days	6 years 29 days	7 years 29 days	7 years 29 days	7 years 3 months 29 days	6 years 3 months 29 days	6 years 3 months 29 days	7 years 3 months 29 days
Weighted-average discount rate for operating leases	8.77%	8.77%	8.77%	8.77%	8.77%	8.77%	8.77%	8.77%